SHARE-BASED COMPENSATION - Schedule of Stock-based Compensation Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) ₪ / shares $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Weighted-average exercise price
Weighted- average exercise price, Exercised | (per share)	₪ 0.0226	$ 0.0226
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value [Abstract]
Outstanding at Ending of year | $		$ 5,578
Non-Employee Options [Member]
Number of options
Number of options, Outstanding biginning balance | shares		53,914
Number of options, Granted | shares		0
Number of options, Exercised | shares		(13,780)
Number of options, Forfeited | shares		(326)
Number of options, Expired | shares		(15,705)
Number of options, Outstanding ending balance | shares		24,103	53,914
Options exercisable at end of the period | shares	24,103	24,103
Vested and expected to vest | shares	24,103	24,103
Weighted- average remaining contractual term
Outstanding at end of the period		7 years 2 months 8 days	4 years 10 months 17 days
Weighted- average remaining contractual term, Exercised		3 days
Weighted- average remaining contractual term, Forfeited		6 years 7 days
Weighted- average remaining contractual term, Exercisable		7 years 2 months 8 days
Vested and expected to vest		7 years 2 months 8 days
Weighted-average exercise price
Weighted- average exercise price, Outstanding begining balance | $ / shares		$ 38.93
Weighted- average exercise price, Granted | $ / shares		0
Weighted- average exercise price, Exercised | $ / shares		0.03
Weighted- average exercise price, Forfeited | $ / shares		60.52
Weighted- average exercise price, Expired | $ / shares		40.53
Weighted- average exercise price, Outstanding ending balance | $ / shares		59.84	$ 38.93
Options exercisable at end of the period | $ / shares	₪ 59.84	59.84
Vested and expected to vest | $ / shares	₪ 59.84	$ 59.84
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value [Abstract]
Outstanding at beginning of year | $		$ 316
Aggregate intrinsic value, Exercised | $	₪ 490	$ 490
Outstanding at Ending of year | $			$ 316